Mineral, Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Mineral, Property, Plant and Equipment	Mineral, Property, Plant and Equipment

	Buildings	Mining Equipment	Mineral Properties	Projects in Progress	Equipment & Other Assets	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2019	$17,609	$103,175	$261,392	$52,705	$9,481	$14,107	$7,231	$465,700
Additions	54	10,515	6,747	81,332	18,942	197	2,982	120,769
Disposals	—	(16,671)	—	(80)	(522)	(3,803)	(291)	(21,367)
Transfers	1,546	19,940	56,346	(64,888)	(12,958)	—	14	—
Foreign exchange	(4,327)	(24,257)	(59,173)	(12,297)	(2,139)	(2,965)	(1,614)	(106,772)
Balance, December 31, 2020	14,882	92,702	265,312	56,772	12,804	7,536	8,322	458,330
Additions	19	7,538	7,580	130,821	26,826	5,162	10,425	188,371
Disposals	—	(1,004)	—	(1,821)	(10)	—	(575)	(3,410)
Transfers	4,626	33,217	74,951	(94,599)	(18,195)	—	—	—
Foreign exchange	(1,175)	(7,678)	(20,942)	(4,867)	(1,118)	(688)	(874)	(37,342)
Balance, December 31, 2021	$18,352	$124,775	$326,901	$86,306	$20,307	$12,010	$17,298	$605,949

Accumulated depreciation:
Balance, December 31, 2019	$(4,047)	$(25,599)	$(85,293)	$—	$(4,572)	$(2,958)	$(3,715)	$(126,184)
Depreciation expense	(785)	(10,882)	(24,597)	—	(1,317)	(1,029)	(3,865)	$(42,475)
Disposals	—	14,999	—	—	446	—	168	$15,613
Foreign exchange	916	5,827	19,351	—	860	672	792	$28,418
Balance, December 31, 2020	(3,916)	(15,655)	(90,539)	—	(4,583)	(3,315)	(6,620)	(124,628)
Depreciation expense	(808)	(12,664)	(26,475)	—	(1,489)	(985)	(4,869)	(47,290)
Disposals	—	913	—	—	3	—	413	1,329
Foreign exchange	296	1,463	7,125	—	336	260	588	10,068
Balance, December 31, 2021	$(4,428)	$(25,943)	$(109,889)	$—	$(5,733)	$(4,040)	$(10,488)	$(160,521)

Net book value, December 31, 2020	$10,966	$77,047	$174,773	$56,772	$8,221	$4,221	$1,702	$333,702
Net book value, December 31, 2021	$13,924	$98,832	$217,012	$86,306	$14,574	$7,970	$6,810	$445,428
Certain equipment has been provided as security for the equipment finance loans (note 10(b)).